INCOME TAXES	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 16 – INCOME TAXES

The components of the provision for income taxes are summarized as follows:

	For the year ended
	June 30,
	2015	2014
	(In thousands)
Current tax expense:
Federal	$397	$256
State	142	74
	539	330

Deferred tax expense (benefit):
Federal	(129)	295
State	15	34
	(114)	329

	$425	$659

The tax effect of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities at June 30, 2015 and 2014 are as follows:

	June 30,
	2015	2014
	(In thousands)
Deferred tax assets arising from:
Loan loss allowance	$1,969	$2,098
Reserve for loss on real estate owned	77	77
Vacation and bonus accrual	226	181
Supplemental retirement	415	379
Stock-based compensation	161	153
Acquisition-related expenses	122	135
State depreciation differences	53	59
Yield adjustment for purchased loans	227	310
Nonaccrual interest	94	72
AMT credit carryforward	592	391
Unrealized loss in market value of investments	343	698
Post-retirement health care benefits	50	49
Total deferred tax assets	4,329	4,602

Deferred tax liabilities arising from:
Mortgage servicing rights	(199)	(277)
Depreciation	(277)	(311)
Deferred loan fees	(456)	(430)
Amortization of intangible assets	(129)	(74)
Total deferred tax liabilities	(1,061)	(1,092)

Net deferred tax asset	$3,268	$3,510

The rate reconciliation is as follows:

	For the year ended
	June 30,
	2015	2014
	(In thousands)

Federal income taxes at statutory rate	$1,007	$999
State taxes, net of federal benefit	102	83
Increase (decrease) in taxes resulting primarily from:
Non-taxable income on bank-owned life insurance	(180)	(174)
Tax exempt income	(463)	(263)
Other	(48)	14

	$418	$659

Effective tax rate	14.36%	22.43%

Retained earnings at June 30, 2015 and 2014, include approximately $749,000 related to the pre-1987 allowance for loan losses for which no deferred federal income tax liability has been recognized. These amounts represent an allocation of income to bad debt deductions for tax purposes only. If the Bank no longer qualifies as a bank, or in the event of a liquidation of the Bank, income would be created for tax purposes only, which would be subject to the then-current corporate income tax rate. The unrecorded deferred income tax liability on the above amount for financial statement purposes was approximately $255,000.

The Company accounts for uncertainty in tax positions under ASC 275-10-50-8. The Company had no unrecognized tax benefits as of June 30, 2015 and 2014. The Company recognized no interest and penalties on the underpayment of income taxes during fiscal years June 30, 2015 and 2014, and had no accrued interest and penalties on the balance sheet as of June 30, 2015 and 2014. The Company has no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase with the next twelve months. The Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax years ending on or before June 30, 2011.